January 28, 2008

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:  VANGUARD MALVERN FUNDS (THE TRUST)
     FILE NO. 33-23444
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Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

The Vanguard Group, Inc.

Nathan Will
Associate Counsel